Acquisitions (Allocation Of The Preliminary Purchase Price To The Acquired Net Assets Of Acquisitions) (Details) - USD ($) $ in Millions		12 Months Ended
	May 02, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill		$ 19,291	$ 15,855	$ 15,243
Inari
Business Combination [Line Items]
Accounts receivable		78
Inventory		215
Deferred income tax assets		59
Other assets		84
Debt		0
Deferred income tax liabilities		(486)
Other liabilities		(191)
Goodwill		3,191
Purchase price, net of cash acquired of $64 and $56		4,810
Cash acquired from acquisition		64
Inari | Developed technologies
Business Combination [Line Items]
Intangible assets:		$ 1,458
Weighted-average amortization period at acquisition (years):		13 years
Inari | Customer relationships
Business Combination [Line Items]
Intangible assets:		$ 330
Weighted-average amortization period at acquisition (years):		13 years
Inari | Patents
Business Combination [Line Items]
Intangible assets:		$ 0
Inari | Trademarks
Business Combination [Line Items]
Intangible assets:		0
Inari | Other
Business Combination [Line Items]
Intangible assets:		$ 72
Weighted-average amortization period at acquisition (years):		9 years
Various
Business Combination [Line Items]
Accounts receivable			40
Inventory			99
Deferred income tax assets			49
Other assets			26
Debt			(32)
Deferred income tax liabilities			(204)
Other liabilities			(107)
Goodwill			1,146
Purchase price, net of cash acquired of $64 and $56			1,836
Cash acquired from acquisition	$ 56
Various | Developed technologies
Business Combination [Line Items]
Intangible assets:			$ 596
Weighted-average amortization period at acquisition (years):			12 years
Various | Customer relationships
Business Combination [Line Items]
Intangible assets:			$ 215
Weighted-average amortization period at acquisition (years):			14 years
Various | Patents
Business Combination [Line Items]
Intangible assets:			$ 6
Weighted-average amortization period at acquisition (years):			12 years
Various | Trademarks
Business Combination [Line Items]
Intangible assets:			$ 2
Weighted-average amortization period at acquisition (years):			5 years
Various | Other
Business Combination [Line Items]
Intangible assets:			$ 0